Acquisitions, Disposals and Reorganization	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
(3)	Acquisitions, disposals and reorganization

Disposal of subsidiaries in 2019

a.	Disposal of Guangdong Fanhua Fangzhong Investment Management Co., Ltd.

In July 2019, the Group disposed of Guangdong Fanhua Fangzhong Investment Management Co., Ltd. to its minority shareholder, for a total consideration of RMB61,372, which has been offset against the Group’s other payables due to the disposed subsidiary as of December 31, 2019. As the sales consideration equals to the net book value of the subsidiary at the time of disposal, no gain or loss on disposal of the subsidiary was recognized by the Group. Guangdong Fanhua Fangzhong Investment Management Co., Ltd. is an investment holding company with no actual business operation after year 2010.

b.	Disposal of Hubei Fanhua Insurance Agency Co., Ltd.

In November 2019, the Group disposed of Hubei Fanhua Insurance Agency Co., Ltd. to three independent third party individuals, for a total consideration of RMB300, which has been settled as of December 31, 2019. The Group recognized a loss of RMB58 on disposal of this subsidiary, which was determined by the excess of the net book value of the subsidiary over the sales consideration at the time of disposal.

Disposal of subsidiaries in 2018

c.	Disposal of InsCom service Limited and InsCom Holding Limited

In October 2018, the Group disposed of InsCom service Limited, InsCom Holding Limited and their subsidiaries (collectively “InsCom”) to an independent third party, for a total consideration of RMB11,214, which were settled as of December 31, 2018. No gain or loss on disposal of InsCom was recognized by the Group, which was determined by the sales consideration equaling to the net book value of the subsidiaries at the time of disposal. InsCom Service Limited, InsCom Holdings Limited and their subsidiaries are investment holding companies with no actual business operation after the Group’s restructuring in 2016.

Disposal of subsidiaries in 2017

d.	Disposal of Beijing Ruisike Management Consulting Co., Ltd.

In January 2017, the Group disposed Beijing Ruisike Management Consulting Co., Ltd to a third party, for a total cash consideration of RMB20,867, which was settled as of December 31, 2017. The Group recognized a gain of RMB2,029 on disposal of this subsidiary, which was determined by the excess of the sales consideration over the net book value of the subsidiary at the time of disposal.

e.	Disposal of Fanhua Times Sales & Service Co., Ltd. and its subsidiaries

In October 2017, the Group entered into a share transfer agreement with Beijing Cheche Technology Co. Ltd., or Cheche. Under this agreement, the Group disposed of the equity interests in Fanhua Times Sales & Service Co. Ltd., and its subsidiaries that conducts mainly P&C insurance business (collectively, the “P&C Insurance Division”), to Cheche for a total consideration of RMB225,398, including RMB95,398 cash consideration and RMB130,000 in the value of a convertible loan receivable, which is convertible or collectible in three years and recognized as other non-current assets. As of December 31, 2018 and 2019, the Group has RMB19,463 and nil other receivable outstanding related to the cash consideration, respectively. The Group evaluated the convertible loan receivable’s settlement provisions and elected the fair value option afforded in ASC 825, Financial Instruments, to value this instrument.

Under such election, the convertible loan receivable is measured initially and subsequently at fair value, with any changes in the fair value of the instrument being recorded in the consolidated financial statements as a change in fair value of derivative instruments. The Group estimates the fair value of this instrument by first estimating the fair value of the straight debt portion. The Group then estimates the fair value of the embedded conversion option based on the recent development of Cheche. The sum of these two valuations is the fair value of the convertible loan receivable included in other non-current assets. On October 31, 2017, the Group used the discounted cash flow method to value the debt portion of the convertible loan receivable and determined the fair value to be RMB22,000, and based on Cheche’s current and expected financial performance, industry trend and expected revenue and margin, management considered the conversion option to be deeply out of the money and determined the fair value of the option to be immaterial. As a result, the carrying amount of the convertible loan receivable was adjusted by RMB108,000. The total fair value of RMB22,000 was initially recognized and the balance remained the same and retained in other non-current assets as of December 31, 2017.

The convertible loan receivable also carries a 10% interest return per annum which could be satisfied by cash or converted equity interest in Cheche. The related interest income in 2017 is about RMB367. When the convertible loan receivable expires, the Group has the right to convert to the equity interests of Cheche, or recover the principal and interests of the convertible loan receivable according to the agreement. The Group recognized RMB884 gain on disposal of these subsidiaries in 2017, which was determined by the excess of the cash consideration and fair value of the convertible loan receivable over the net book value of the subsidiaries, which was calculated to be RMB116,514 at the time of disposal. The net book value of the subsidiaries at the time of disposal also included goodwill allocated to this disposal in the amount of RMB12,208.

Based on Cheche’s current and expected financial performance, industry trend and expected revenue and margin, management determined the fair value of the option to be approximately RMB4,500 as of December 31, 2018 according to the analysis under the Black-Scholes option pricing model with detailed assumptions disclosed as below. The Group further considered the fair value of the straight debt portion of this financial instrument at year ended December 31, 2018. The sum of these two valuations is considered to be similar with the amount which was initially recognized and retained in other non-current assets. The fair value of convertible debt was RMB22,000 as of December 31, 2017 and 2018, and there has been no impairment recorded for the convertible loan receivable during 2018.

On October 10, 2019, the Group exercised the conversion option to partially convert RMB80,000, a portion of original RMB130,000 convertible loan receivable, into 28,684,255 ordinary shares of Cheche Cayman, representing 3.3% equity interest. As stipulated in the original agreement, the unconverted balance of RMB50,000 remains outstanding with the original maturity date of October 31, 2020 and interest rate of 10% per annum, and is no longer convertible.

The fair value of the convertible loan receivable on the day of the conversion, amounted to RMB17,759. Upon conversion, the Group uses the relative carrying amount approach to record RMB10,929 as the initial cost of the equity investments of Cheche Cayman in other non-current assets, and RMB6,830 in other receivables, net (see Note 4) in the consolidated statements of financial position. Accordingly, no gain or loss has been recognized upon conversion of this convertible loan receivable.

After the conversion, the Group measured the investment using the measurement alternative as Cheche Cayman is a privately-held company without readily determinable fair value. The Group assess that the carrying amount of investments of Cheche Cayman to approximate its fair value at initial recognition, and there has been no impairment for the year ended December 31, 2019.

The Company used the Black-Scholes valuation model in determining the fair value of embedded conversion option, which requires the input of highly subjective assumptions, including the expected life of the conversion option, stock price volatility, dividend yield rate and risk-free interest rate. The assumption used in determining the fair value of the embedded conversion option on December 31, 2018 and the conversion date, or October 10, 2019, were as follows:

Assumptions	December 31, 2018	October 10, 2019

Expected dividend yield (Note i)	0.00%	0.00%
Risk-free interest rate (Note ii)	2.48%	1.91%
Expected volatility (Note iii)	58.20%	47.19%
Expected life (Note iv)	1.8 years	0.03 years
Share price per ordinary share on valuation date	RMB1.00	RMB0.36

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Company based on Cheche’s historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the 2-year and 1-year U.S. Government Bond yield as of each of the valuation date.

(iii)	Expected volatility:

As Cheche is a non-listed company, the Company adopted corresponding volatility with reference to its annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price as of the valuation date.

(iv)	Expected life:

The expected life was the contractual life of the option based on the agreement with Cheche.

f.	Disposal of Fanhua Bocheng Brokerage Limited (“Bocheng”)

In November 2017, the Group disposed of Bocheng to a third party for a total consideration of RMB46,582 and the consideration receivable was offset by the other payables to Bocheng. See supplemental disclosure of cash flow information for details. Prior to the disposal, the Group had a liability due to Bocheng in the amount of RMB103,446, which was settled in December 2017. The Group recognized loss of RMB904 on the disposal of this subsidiary, which was determined by the excess of the net book value of the subsidiary at the time of disposal over the sales consideration. As a result of this disposal, brokerage’s result of operations should be reclassified to discontinued operations. Brokerage segment is no longer valid as of December 31, 2017. And accordingly, the segment note disclosure to the prior year consolidated financial statements have been restated.

The activities of the brokerage business were segregated and reported as discontinued operations in the consolidated statements of income and comprehensive income for 2017.

The following table presents a reconciliation of the major classes of line items constituting pretax from discontinued operations to after-tax profit reported in discontinued operations for the years ended December 31, 2017:

Year ended December 31, 2017
RMB
Results of discontinued operations:
Total net revenues	172,993
Total operating costs	(163,079)
Selling expenses	(190)
General and administrative expenses	(3,380)
Other income, net	40
Loss on disposal of discontinued operations	(904)
Income from discontinued operations before income taxes	5,480
Income taxes expense	—
Net income from discontinued operations, net of tax	5,480

Year ended December 31, 2017
RMB
Cash flow from discontinued operations:
Net cash generated from (used in) operating activities*	8,992
Net cash used in investing activities	—
Net cash generated from financing activities	—
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash	8,992
Cash and cash equivalents and restricted cash at beginning of year	5,031
Cash and cash equivalents, and restricted cash at the disposal date	14,023
Cash and cash equivalents and restricted cash at end of year	—

*Including adjustment for the loss on disposal of discontinued operations in the amount of RMB904 in 2017.

As of respective closing date of each of these disposals in 2017, the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of Bocheng to the respective buyers.